Partners' Equity and Net Income (Loss) Per Unit (Details)	12 Months Ended
Dec. 31, 2011
Unitholders [Member]
Incentive Distribution Made to Unit Holder or General Partner
Minimum quarterly distribution of $0.35	98.00%
Up to $0.4025	98.00%
Above $0.4025 up to $0.4375	85.00%
Above $0.4375 up to $0.525	75.00%
Above $0.525	50.00%
General Partners [Member]
Incentive Distribution Made to Unit Holder or General Partner
Minimum quarterly distribution of $0.35	2.00%
Up to $0.4025	2.00%
Above $0.4025 up to $0.4375	15.00%
Above $0.4375 up to $0.525	25.00%
Above $0.525	50.00%